Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 1,085,758	$ 1,285,543	$ 1,346,024
Liabilities/(assets) arising from financing activities at end of year	921,946	1,085,758	1,285,543
Borrowings | Drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			479,984
Total			479,984
Borrowings | Repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(168,585)	(205,179)	(540,701)
Total	(168,585)	(205,179)	(540,701)
Borrowings | Additions in deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(21)		(7,362)
Non-cash items	(14)		164
Deferred financing costs, assets	14
Total	(21)		(7,198)
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	4,794	5,394	7,434
Total	4,794	5,394	7,434
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	9,245	20,337	8,923
Liabilities/(assets) arising from financing activities at end of year	(3,576)	9,245	20,337
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			16,056
Total			16,056
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			(13,210)
Total			(13,210)
Derivatives | Unrealized loss/(gain) on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(12,821)	(11,092)	8,623
Total	(12,821)	(11,092)	8,623
Derivatives | Unrealized gain on forward foreign exchange contracts held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items			(55)
Total			(55)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	55,898	444	886
Liabilities/(assets) arising from financing activities at end of year	62,569	55,898	444
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	18,913	57,671	34
Total	18,913	57,671	34
Lease liabilities | Lease expense
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	1,668	333	33
Total	1,668	333	33
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(1,668)	(333)	(34)
Total	(1,668)	(333)	(34)
Lease liabilities | Payments for lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(12,242)	(2,217)	(540)
Non-cash items			65
Total	$ (12,242)	$ (2,217)	$ (475)